Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 29, 2020 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 177,058,000		¥ 272,702,000	¥ 389,213,000	$ 25,540	$ 39,337	¥ 442,355,000
Foreign currency translation exchange rate	6.9325				6.9325
Cash and cash equivalents	¥ 175,696,000		262,429,000	378,358,000	$ 25,344
Fair value change of investments	1,927,000	$ 278	1,106,000	(2,148,000)
Impairment of investments	0		35,584,000	0
Impairment loss on intangible asset	0		2,255,000	0
Impairment loss of property and equipment recognized	0		7,871,000	0
Loss from goodwill impairment	0		42,307,000	0
Refund liability	408,000		664,000		59
Contract assets	0		0
Contract liabilities	7,269,000		6,492,000	75,242,000	$ 1,049	$ 936
Advertising expenses	¥ 2,708,000	$ 391	15,579,000	25,486,000
Operating lease, option to extend	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment	¥ 0		0	0
Income recognized from government subsidies	¥ 1,412,000	$ 204	2,298,000	¥ 11,898,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	12 months				12 months
Amount Due from Related Parties and Other Non-current Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 7,038,000	$ 1,015	¥ 5,599,000
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	97.60%	97.60%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	17.00%		20.90%		17.00%	20.90%
Percentage of liabilities accounted of audited consolidated liabilities	91.50%		92.60%		91.50%	92.60%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 70,628,000		¥ 86,019,000		$ 10,188